Restatement of Financial Statements - Schedule of Unaudited Quarterly Financial Information for Restatement and Revision of Unaudited Condensed Balance Sheet (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 20, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 250,304,732		$ 250,827,490	$ 252,167,049
Liabilities and shareholders' equity
Total current liabilities	532,032		139,107	816,145
Deferred underwriting commissions	8,750,000		8,750,000	8,750,000
Derivative warrant liabilities			21,354,400	19,500,000
Total liabilities	27,266,392		30,243,507	29,066,145
Shareholders' Equity:
Preference shares—$0.0001 par value
Additional paid-in capital	6,784,542		8,293,299	5,776,310
Accumulated deficit	(1,785,477)		(3,294,265)	(777,344)
Total shareholders' equity	5,000,010	$ 5,000,006	5,000,003	5,000,004	$ 0
Total liabilities and shareholders' equity	250,304,732		250,827,490	252,167,049
Class A Ordinary Share
Liabilities and shareholders' equity
Class A ordinary share, $0.0001 par value; shares subject to possible redemption	218,038,330		215,583,980	218,100,900
Shareholders' Equity:
Ordinary shares	320		344	319
Total shareholders' equity	320	252	344		0
Class B Ordinary Share
Shareholders' Equity:
Ordinary shares	625		625	719
Total shareholders' equity	$ 625	$ 625	625		$ 0
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets			250,827,490	252,167,049
Liabilities and shareholders' equity
Total current liabilities			139,107	816,145
Deferred underwriting commissions			8,750,000	8,750,000
Total liabilities			8,889,107	9,566,145
Shareholders' Equity:
Preference shares—$0.0001 par value
Additional paid-in capital			5,703,622	5,041,015
Accumulated deficit			(704,375)	(41,854)
Total shareholders' equity			5,000,003	5,000,004
Total liabilities and shareholders' equity			250,827,490	252,167,049
As Previously Reported | Class A Ordinary Share
Liabilities and shareholders' equity
Class A ordinary share, $0.0001 par value; shares subject to possible redemption			236,938,380	237,600,900
Shareholders' Equity:
Ordinary shares			131	124
As Previously Reported | Class B Ordinary Share
Shareholders' Equity:
Ordinary shares			625	719
Restatement Adjustment
Liabilities and shareholders' equity
Derivative warrant liabilities			21,354,400	19,500,000
Total liabilities			21,354,400	19,500,000
Shareholders' Equity:
Preference shares—$0.0001 par value
Additional paid-in capital			2,589,677	735,295
Accumulated deficit			(2,589,890)	(735,490)
Restatement Adjustment | Class A Ordinary Share
Liabilities and shareholders' equity
Class A ordinary share, $0.0001 par value; shares subject to possible redemption			(21,354,400)	(19,500,000)
Shareholders' Equity:
Ordinary shares			$ 213	$ 195